UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly collection period from January 1, 2008 to January 31, 2008

Commission File Number of issuing entity: 333-140138-02

UPFC Auto Receivables Trust 2007-B
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-140138-02

UPFC Auto Financing Corporation
(Exact name of depositor as specified in its charter)

United Auto Credit Corporation
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

20-5528859
(I.R.S. Employer Identification No.)

c/o UPFC Auto Financing Corporation (as Depositor) 860 W. Airport Freeway, Suite 702 Hurst, Texas	76054
(Address of principal executive offices of the issuing entity)	(Zip Code)

(817) 577-6200
(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Class A-1 Notes	☐	☐	☒	_________________

Class A-2 Notes	☐	☐	☒	_________________

Class A-3 Notes	☐	☐	☒	_________________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in Exhibit 99.1.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

Not applicable.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Significant Enhancement Provider Information.

Financial statements of Ambac Financial Group, Inc. and subsidiaries and the financial statements of Ambac Assurance Corporation and subsidiaries are incorporated by reference to Ambac Financial Group, Inc.’s Quarterly Report on Form 10-Q for the nine months ended September 30, 2007 and are included as Exhibit 99.2 to this Report on Form 10-D.

Item 8. Other Information.

None.

Item 9. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit No.	Description
99.1	Servicer’s Certificate as to the February 15, 2008 Distribution Date.

99.2
Consolidated financial statements of Ambac Assurance Corporation for the nine month period ended September 30, 2007 (Incorporated by reference from the Quarterly Report on Form 10-Q of Ambac Financial Group, Inc. for the quarter ended September 30, 2007 (file # 001-10777) as filed on or about November 9, 2007).

(b) The exhibits required to be filed by this Form 10-D and Item 601 of Regulation S-K (17 CFR 229.601) are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 22, 2008

UPFC Auto Receivables Trust 2007-B

By:	United Auto Credit Corporation
as Servicer

/s/Arash Khazei
Arash Khazei
Chief Financial Officer

INDEX TO EXHIBITS

Exhibit No.	Description	Page
99.1	Servicer’s Certificate as to the February 15, 2008 Distribution Date.	—

99.2
Consolidated financial statements of Ambac Assurance Corporation for the nine month period ended September 30, 2007 (Incorporated by reference from the Quarterly Report on Form 10-Q of Ambac Financial Group, Inc. for the quarter ended September 30, 2007 (file # 001-10777) as filed on or about November 9, 2007).